As filed with the Securities and Exchange Commission on February 9, 2005
                                            1933 Act Registration No. 333-63505
                                            1940 Act Registration No. 811-05721
-------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                       POST-EFFECTIVE AMENDMENT NO. 11 /X/

                                       and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                              AMENDMENT NO. 88 /X/

                  Lincoln National Variable Annuity Account H
                           (Exact Name of Registrant)

                    American Legacy Shareholder's Advantage

                   THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                            1300 South Clinton Street
                              Post Office Box 1110
                            Fort Wayne, Indiana 46801
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (260) 455-2000

                            Dennis L. Schoff, Esquire
                  The Lincoln National Life Insurance Company
                            1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801
                     (Name and Address of Agent for Service)

                                    Copy to:

                           Mary Jo Ardington, Esquire
                  The Lincoln National Life Insurance Company
                            1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:
/ / immediately uponfiling pursuant to paragraph (b) of Rule 485 / / on ______________, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1)of Rule 485 /x/ on April 30, 2005 pursuant to paragraph (a)(1) of Rule 485

              Title of Securities being registered: Interests in a
           separate account under individual flexible payment deferred variable annuity contracts.

                   The Lincoln National Life Insurance Company

                   Lincoln National Variable Annuity Account H
                     American Legacy Shareholder's Advantage

                 Supplement to the Prospectus dated May 1, 2005


This Supplement describes a Special Purchase Plan ("Plan") applicable to those contractowners of The American Legacy and American Legacy II Variable Annuity Contracts (together, "Legacy") who elect to exchange their Legacy contract for an American Legacy Shareholder's Advantage ("Shareholder's Advantage") variable annuity contract offered through Lincoln National Variable Annuity Account H. In order to qualify for this Plan, the contract value in your Legacy contract must be at least $200,000, and your Legacy contract must not be subject to surrender charges (in other words, you must not have made a purchase payment in the last seven years).

Fees and Charges. If you choose to purchase the Shareholder's Advantage contract, the charges and features, including the sales charges, of this annuity contract are described in the Shareholder's Advantage prospectus. The charts below provide a brief comparison of those fees and charges that differ between the Legacy and Shareholder's Advantage contracts. You should refer to the Legacy and Shareholder's Advantage prospectuses for a complete explanation of the fees and charges.

----------------------------------------------------------------------------------------------------------------------
                                                     Comparison
----------------------------------------------------------------------------------------------------------------------
--------------------------------------- ----------------------------- -----------------------------------------------
           Fees and Charges                        Legacy I                       Shareholder's Advantage
---------------------------------------- ----------------------------- -----------------------------------------------
Maximum Surrender Charge                              0%                                    N/A

---------------------------------------- ----------------------------- ----------------------- -----------------------
Maximum Sales Charge (as a percentage                N/A                 Owner's Investment         Sales Charge
                                                                         ------------------         ------------
of gross purchase payments) If you                                     Under $25,000                   5.75%
participate in the Plan, the contract                                  $25,000-$49,999                 5.00%
value from your Legacy contract will                                   $50,000-$99,999                 4.50%
be treated as a gross purchase payment.                                $100,000-$249,999               3.50%
                                                                       $250,000-$499,999               2.50%
                                                                       $500,000-$749,999               2.00%
                                                                       $750,000-$999,999               1.50%
                                                                       $1,000,000 or greater           1.00%
---------------------------------------- ----------------------------- -----------------------------------------------
Annual Contract Fee                                  $35                                    $20*

---------------------------------------- ----------------------------- -----------------------------------------------
Mortality & Expense Risk (as a                      1.40%**                                 0.80%***
percentage of average daily net assets
in the subaccounts)
---------------------------------------- ----------------------------- -----------------------------------------------
Administrative Charge (as a percentage               N/A                                   0.10%
of average daily net assets in the
subaccounts)
---------------------------------------- ----------------------------- -----------------------------------------------
12b-1 fees (assessed by the underlying               N/A                                   0.25%
funds as percentage of fund assets)
---------------------------------------- ----------------------------- -----------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                     Comparison
---------------------------------------- ----------------------------- -----------------------------------------------

           Fees and Charges                       Legacy II                       Shareholder's Advantage
---------------------------------------- ----------------------------- -----------------------------------------------
Maximum Surrender Charge                              0%                                    N/A

---------------------------------------- ----------------------------- ----------------------- -----------------------
Maximum Sales Charge (as a percentage                N/A                 Owner's Investment         Sales Charge
                                                                         ------------------         ------------
of gross purchase payments) If you                                     Under $25,000                   5.75%
participate in the Plan, the contract                                  $25,000-$49,999                 5.00%
value from your Legacy contract will                                   $50,000-$99,999                 4.50%
be treated as a gross purchase payment.                                $100,000-$249,999               3.50%
                                                                       $250,000-$499,999               2.50%
                                                                       $500,000-$749,999               2.00%
                                                                       $750,000-$999,999               1.50%
                                                                       $1,000,000 or greater           1.00%
---------------------------------------- ----------------------------- -----------------------------------------------
Annual Contract Fee                                  $35                                    $20*

---------------------------------------- ----------------------------- -----------------------------------------------
Mortality & Expense Risk (as a                      1.40%*                                 0.80%***
percentage of average daily net assets
in the subaccounts)
---------------------------------------- ----------------------------- -----------------------------------------------
Administrative Charge (as a percentage              0.10%                                  0.10%
of average daily net assets in the
subaccounts)
---------------------------------------- ----------------------------- -----------------------------------------------
12b-1 fees (assessed by the underlying               N/A                                   0.25%
funds as percentage of fund assets)
---------------------------------------- ----------------------------- -----------------------------------------------

*We waive the annual contract fee if your contract value is $50,000 or more at the end of the year. We also waive the contract fee after the fifteenth contract year.
**Assuming the Enhanced Guaranteed Minimum Death Benefit is in effect. If the Guaranteed Minimum Death Benefit is in effect, the mortality & expense risk charge is 1.25%.
***Assuming the Enhanced Guaranteed Minimum Death Benefit is in effect. If the Guarantee of Principal Death Benefit is in effect, the mortality & expense risk charge is 0.65%. The Estate Enhancement Benefit Rider may be purchased with a mortality and expense risk charge of 1.00%.

An exchange under the Plan is suitable only for contractowners who expect to hold their contracts as long term investments. At the time of your exchange into Shareholder's Advantage, we will deduct a sales charge of up to 3.5% from the contract value being exchanged (assumes a contract value of $200,000) (this charge may be lower, depending on the amount of your contract value). We also will assess a sales charge on each additional gross purchase payment you make (as a percentage of that purchase payment) under the Shareholder's Advantage contract. You should only exchange your Legacy contract if you will hold the Shareholder's Advantage long enough that the additional sales charge(s) assessed under Shareholder's Advantage will be outweighed by the other benefits of Shareholder's Advantage (such as a lower mortality & expense risk fee than the Legacy contract).

Death Benefits. It is important to understand that Shareholder's Advantage death benefit provisions are different than the Legacy death benefit provisions. In addition, the death benefits may be received by different people under the two types of contracts. There is no death benefit carryover from the Legacy contracts to the Shareholder's Advantage. Please study the Shareholder's Advantage contract and discuss the death benefits with your registered representative to make sure Shareholder's Advantage is suitable for you, given your planning and investment needs, financial status and retirement goals. Make sure that you understand the different options and the potential death benefit value in your Legacy contract prior to exchanging. Under certain circumstances, it is possible that the potential death benefit value in your Legacy contract may be greater than it would be under the Shareholder's Advantage contract.

Fixed Account. The Shareholder's Advantage contract has a guaranteed minimum interest rate of 1.5% for contract value in the fixed account, whereas the Legacy contracts have a guaranteed minimum interest rate of 4.0% (this rate decreases to 3.5% after the tenth contract year). In addition, under the Shareholder's Advantage contract, an interest adjustment may apply to surrenders, withdrawals, and transfers from the fixed account. There is no interest adjustment under the Legacy contracts.

Joint Owners. Under Shareholder's Advantage, only one joint owner is allowed. If you have multiple joint owners under your Legacy contract, you should consult with your tax adviser to understand the implications of changing from Legacy to Shareholder's Advantage.

Cancellation of Exchange. You may cancel the Shareholder's Advantage contract for any reason within ten days (in some states longer) of receipt of the contract in accordance with the terms of the Return privilege discussed in the Shareholder's Advantage prospectus. Depending on the state your contract was written in, you may assume the investment risk on any value in the subaccounts during this period. Upon cancellation, the contract value (or gross purchase payments in some states) will be returned to the Legacy contract you previously owned. We also will return the sales charge we deducted at the time of exchange.

The Shareholder's Advantage prospectus contains additional information about the Shareholder's Advantage variable annuity. We encourage you to read the Shareholder's Advantage prospectus prior to making a final decision to exchange your Legacy contract into a Shareholders contract. You need to carefully evaluate your personal financial situation to decide whether to accept or reject this exchange offer. This exchange offer is not intended for all owners and in certain circumstances may not be in your best interest. If you have any questions or are interested in exchanging your Legacy contract pursuant to the Plan, please contact your registered representative. Please keep this Supplement and retain it for future reference. Please keep this Supplement with your Shareholder's Advantage prospectus and retain it for future reference.

                                     PART A

     The prospectus for the American  Legacy  Shareholder's  Advantage  variable
annuity  contracts  is  incorporated   herein  by  reference  to  Post-Effective
Amendment No. 9 (File No. 333-63505) filed on April 8, 2004.

     Supplement  to  the  prospectus  for  the  American  Legacy   Shareholder's
Advantage variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-63505) filed on August 30, 2004.


                                     PART B

     The Statement of Additional Information for the American Legacy Shareholder's Advantage variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-63505) filed on April 8, 2004.

                  Lincoln National Variable Annuity Account H

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

     1. Part A

     The Table of Condensed Financial Information is included in Part A of this Registration Statement. (To Be Filed by Amendment)

     2. Part B

     The following financial statements for the Registrant are included in Part B of this Registration Statement: (To Be Filed by Amendment)

     Statement of Assets and Liabilities - December 31, 2003

     Statement of Operations - Year ended December 31, 2003

     Statements of Changes in Net Assets - Years ended December 31, 2003 and
     2002

     Notes to Financial Statements - December 31, 2003

     Report of Ernst & Young LLP, Independent Auditors

     3. Part B

     The following consolidated financial statements for the Depositor are included in Part B of this Registration Statement: (To Be Filed by Amendment)

     Consolidated Balance Sheets - December 31, 2003 and 2002

     Consolidated Statements of Income - Years ended December 31, 2003, 2002, and 2001

     Consolidated Statements of Shareholder's Equity - Years ended December 31, 2003, 2002, and 2001

     Consolidated Statements of Cash Flows - Years ended December 31, 2003, 2002, and 2001

     Notes to Consolidated Financial Statements - December 31, 2003

     Report of Ernst & Young LLP, Independent Auditors

(b)    List of Exhibits

(1) Resolution of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account H incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 33-27783) filed on December 5, 1996.

(2)    None.

(3) Selling Group Agreement - American Legacy Suite of Products incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-63505) filed on April 8, 2004.

(4)(a) Variable Annuity Contract incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-63505) filed on November 25, 1998.

   (b) Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-63505) filed on August 13, 1999.

   (c) Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-63505) filed on March 28, 2000.

  (d) EEB Rider incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-63505) filed on April 10, 2001.

   (e) I4LQ Rider incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-63505) filed on April 17, 2002.

   (f) I4LNQ Rider incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-63505) filed on April 17, 2002.

   (g) I4LA-NQ Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-63505) filed on October 11, 2002.

   (h) I4LA-Q Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-63505) filed on October 11, 2002.

   (i) IRA Contract Amendment (28877-E) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

   (j) IRA Contract Amendment (28877) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

   (k) Roth IRA Endorsement (5305-RB) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

   (l) Contract Benefit Data (I4LA-CB) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

   (m) Contract Benefit Data (I4LA-CB-PR) incorporated herein by reference to Post-Effective Amendment No. 7(File No. 333-63505) filed on April 24, 2003.

   (n) I4LA-NQ Rider incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2004.

   (o) I4LA-Q-PR Rider incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

   (p) I4LA-NQ-PR Rider incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

   (q) Principal Security Benefit (GMWB) Rider (32793) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

   (r) Section 403(b) Endorsement (32481-I) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

   (s) Accumulated Benefit Enhancement Rider (32414) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

   (t) Estate Enhancment Death Benefit Rider (32151-A) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

   (u) Enhanced Guaranteed Minimum Death Benefit Rider (32149) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

   (v) Guarantee of Principal Death Benefit Rider (32148) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505 filed on April 24, 2003.

   (w) I4LA NQ PR 8/03 Rider incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-63505) filed on April 8, 2004.

   (x) I4LA Q PR 8/03 Rider incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-63505) filed on April 8, 2004.

   (y) Variable Annuity Contract (30070 8/03) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-63505) filed on April 8, 2004.

   (z) Annuity Payment Option Rider (32145 8/03) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-63505) filed on April 8, 2004.

   (aa) Lincoln SmartSecurity Advantage 1 Year Reset Rider (32793 HWM 4/04) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-18419) filed on June 9, 2004.

(5) Application incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-63505) filed on April 17, 2002.

(6)(a) Articles of Incorporation of The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-40937) filed on November 9, 1998.

   (b) By-laws of The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-40937) filed on November 9, 1998.

(7)    Not applicable.

(8)(a) Fund Participation Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York, American Funds Insurance Series and Capital Research and Management Company incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-63505) filed on April 8, 2004.

   (b) Services Agreement between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and Lincoln National Life Insurance Company incorporated by reference to Lincoln National Growth and Income Fund, Form N-1A, Amendment No. 21 (File No. 2-80741) filed on April 10, 2000.

   (c) Amendment dated January 3, 2001 to Services Agreement between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-18419) filed on April 9, 2002.

(9) Opinion and Consent of Jeremy Sachs, Senior Counsel, The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-63505) filed on August 13, 1999.

(10) Consent of Independent Registered Public Accounting Firm. (To Be Filed by Amendment)

(11) Not applicable.

(12) Not applicable.

(13) Not applicable.

(14) Not applicable

(15) Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-119165) filed on December 10, 2004.

(16) Power of Attorney incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-63505) filed on April 8, 2004.

Item 25. Directors and Officers of the Depositor

   The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln National Variable Annuity Account H as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.


Name                          Positions and Offices with Depositor
---------------------------   --------------------------------------------------
John H. Gotta***              President, Chief Executive Officer of Life
                                Insurance and Retirement Services and Director
Michael S. Smith**            Senior Vice President, Chief Financial Officer,
                                Chief Risk Officer and Director
Donna D. DeRosa***            Senior Vice President, Chief Operating Officer
                                and Director
Gary W. Parker                Senior Vice President and Chief Product Officer
Dennis L. Schoff**            Senior Vice President and General Counsel
Christine S. Frederick***     Vice President and Chief Compliance Officer
Eldon J. Summers *            Treasurer and Second Vice President
C. Suzanne Womack**           Secretary and Second Vice President
See Yeng Quek****             Chief Investment Officer and Director

   Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802 *
   Principal business address is Center Square West Tower, 1500 Market Street-Suite 3900, Philadelphia, PA 19102-2112 **

   Principal business address is 350 Church Street, Hartford, CT 06103 ***

   Principal business address is One Commerce Square, 2005 Market Street, 39th Floor, Philadelphia, PA 19103-3682 ****

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     See Exhibit 15: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of December 31, 2004 there were 289,493 contract owners under Account H.

Item 28. Indemnification

     (a) Brief description of indemnification provisions.

     In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

     Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

   (a) Lincoln Life currently serves as Principal Underwriter for: Lincoln National Variable Annuity Fund A (Group & Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium
	Variable Life Account Y.

     (b) See Item 25.

     (c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) Lincoln Life hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

Item 33.

For contracts sold in connection with the Texas Optional Retirement Program, Registrant is relying on Rule 6c-7 and represents that paragraphs (a) through
(d) of that rule have been complied with.

                                   SIGNATURES

a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment No. 11 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 9th day of February, 2005.

     Lincoln National Variable Annuity Account H (Registrant)
     American Legacy Shareholder's Advantage
     By:   /s/ Heather Dzielak
           ------------------------------------
           Heather Dzielak
           Vice President, The Lincoln National Life Insurance Company
           (Title)
     THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
     (Depositor)
     By:   /s/ Janet Chrzan
           ------------------------------------
           Janet Chrzan
           (Signature-Officer of Depositor)
           Vice President, The Lincoln National Life Insurance Company
           (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on February 9, 2005.


Signature                                    Title
*                                            President, Chief Executive Officer
                                                and Director (Principal
------------------------------------              Executive Officer)
John A. Gotta

/s/ Michael S. Smith                      Senior Vice President, Chief
------------------------------------      Financial Officer, Chief Risk Officer
Michael S. Smith                          and Director (Principal Financial
                                          Officer/Principal Accounting Officer)

                                          Senior Vice President, Chief
*                                          Operating Officer and Director
------------------------------------
Donna D. DeRosa
*                                         Director
------------------------------------
Jude T. Driscoll
*                                         Director
------------------------------------
Barbara S. Kowalczyk
                                          Senior Vice President, Chief
 *                                         Investment Officer and Director
------------------------------------
See Yeng Quek
*                                         Director
------------------------------------
Richard C. Vaughan
*By: /s/ Janet Chrzan
    --------------------------------
     Janet Chrzan, Pursuant to a Power of Attorney